Disposals and scrapping (Tables)	12 Months Ended
Jun. 30, 2021
Disposals and scrapping
Schedule of disposals and scrapping

		2021	2020	2019
for the year ended 30 June	Note	Rm	Rm	Rm
Property, plant and equipment	20	7 064	1 431	1 560
cost		12 183	7 184	8 097
accumulated depreciation and impairment		(5 119)	(5 753)	(6 537)
Goodwill and other intangible assets		947	179	112
cost		1 073	276	336
accumulated amortisation and impairment		(126)	(97)	(224)
Equity accounted investments		370	437	—
Assets in disposal groups held for sale		67 662	2 563	94
Inventories		814	—	—
Trade and other receivables		174	—	—
Cash and cash equivalents		57	—	—
Liabilities in disposal groups held for sale		(2 577)	(414)	(38)
Long-term debt		(2 673)	—	—
Long-term financial liabilities		(477)	—	—
Trade and other payables		(67)	175	—
		71 294	4 371	1 728
Total consideration		73 426	4 285	567
consideration received		43 214	4 285	567
consideration still receivable		116	—	—
establishment of Joint operation		30 096	—	—
		2 132	(86)	(1 161)
Realisation of accumulated translation effects		3 388	801	52
Net profit/(loss) on disposal		5 520	715	(1 109)
Consideration received comprising
Chemicals America – US LCCP Base Chemicals business		29 894	—	—
Fuels & Chemiclas Africa – Air separation units		8 051	—	—
Chemicals America – interest in Gemini HDPE LLC		3 456	—	—
Gas – Gabon oil producing assets		424	—	—
Chemicals Eurasia – ARG Investment		316	—	—
Chemicals Africa – Share in Enaex Africa		175	—	—
Chemicals Eurasia — Investment in Sasol Huntsman GmbH & co KG		—	1 506	—
Chemicals Africa — Partial disposal of Explosives business		—	991	—
Energy — Investment in Escravos GTL (EGTL)		—	875	—
Chemicals Eurasia — Sasol Wilmar Alcohol Industries		—	235	—
Chemicals Eurasia — Heat Transfer Fuels (HTF) business		—	—	271
Other		898	678	296
Consideration received		43 214	4 285	567